Acquisition of additional interest in Cigar Lake Joint Venture (CLJV) (Disclosure Of Detailed Information About Business Combinations) (Details)		12 Months Ended
	May 19, 2022 CAD ($)	Dec. 31, 2022 CAD ($) lb	Dec. 31, 2021 CAD ($)
Disclosure Of Business Combinations [Line Items]
Reclamation provision		$ (2,528,000)
Sales contracts		(9,000,000)	$ 0
Bargain purchase gain		22,802,000	$ 0
Cigar Lake Joint Venture [Member]
Disclosure Of Business Combinations [Line Items]
Property, plant and equipment	$ 97,930,000
Deferred tax asset	28,196,000
Inventory	9,909,000
Working capital	(24,000)
Reclamation provision	(2,528,000)
Sales contracts	(9,000,000)
Net assts acquired	124,483,000
Cash paid	101,681,000
Bargain purchase gain	$ 22,802,000
Consideration held in escrow		$ 3,000,000
Additional interest	4.522%
Uranium production | lb		296,000
Acquisition costs		$ 1,495,000
Cigar Lake Joint Venture [Member] | Before acquiring additional interest in Joint Venture [Member]
Disclosure Of Business Combinations [Line Items]
Ownership stake	50.025%
Cigar Lake Joint Venture [Member] | After acquiring additional interest in Joint Venture [Member]
Disclosure Of Business Combinations [Line Items]
Ownership stake	54.547%
Cigar Lake Joint Venture [Member] | Idemitsu [Member]
Disclosure Of Business Combinations [Line Items]
Ownership stake	7.875%